Long term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Investments.
Schedule of long-term investments

	As of December 31,
	2022	2023
Equity investments:
Equity securities without readily determinable fair values	558,004	730,644
Equity securities with readily determinable fair values	12,966	294,561
Equity investments accounted for using the equity method	155,053	160,526
Debt investments:
Long-term time deposits	707,853	409,645
Long-term financial instruments	50,615	—
Total Long-term Investments	1,484,491	1,595,376